Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and equipment
5	Property and equipment

	Furniture,
	fittings and	Leasehold
	equipment	improvements	Total
	USD	USD	USD
Cost
As of 1 January 2023	1,415,970	838,169	2,254,139
Additions	17,237	—	17,237
Foreign currency adjustments	(36,171)	(325)	(36,496)
Assets classified as held for sale	(417,987)	—	(417,987)
As of 31 December 2023	979,049	837,844	1,816,893
Foreign currency adjustments	(525,629)	(61,583)	(587,212)
As of 31 December 2024	453,420	776,261	1,229,681

Accumulated depreciation and impairment
As of 1 January 2023	894,882	88,419	983,301
Charge for the year	198,063	158,225	356,288
Foreign currency adjustments	(13,984)	(126)	(14,110)
Assets classified as held for sale	(260,279)	—	(260,279)
As of 31 December 2023	818,682	246,518	1,065,200
Charge for the year	102,162	154,504	256,666
Foreign currency adjustments	(504,625)	(45,362)	(549,987)
As of 31 December 2024	416,219	355,660	771,879

Net book value
As of 31 December 2024	37,201	420,601	457,802
As of 31 December 2023	160,367	591,326	751,693

Depreciation is allocated as detailed below:

	2024	2023	2022
	USD	USD	USD
General and administrative expenses (Note 21)	96,727	100,691	92,920
Discontinued operations	159,939	255,597	511,384
	256,666	356,288	604,304